Investments	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS
INVESTMENTS
The following tables show the cost or amortized cost, gross unrealized gains and losses, fair value and OTTI included within AOCI of the Company's fixed maturity securities as of the dates indicated:

	December 31, 2019
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (1)
Fixed maturity securities:
U.S. government and government agencies and authorities	$0.8	$0.1	$—	$0.9	$—
States, municipalities and political subdivisions	3.1	0.1	—	3.2	—
Foreign governments	0.3	0.1	—	0.4	—
Residential mortgage-backed	2.0	0.1	—	2.1	—
U.S. corporate	29.8	2.1	—	31.9	—
Foreign corporate	7.4	0.8	—	8.2	—
Total fixed maturity securities	$43.4	$3.3	$—	$46.7	$—

	December 31, 2018
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI (1)
Fixed maturity securities:
U.S. government and government agencies and authorities	$0.8	$0.1	$—	$0.9	$—
States, municipalities and political subdivisions	3.0	0.2	—	3.2	—
Foreign governments	0.2	0.1	—	0.3	—
Asset-backed	7.9	—	—	7.9	—
Residential mortgage-backed	2.4	0.1	—	2.5	0.1
U.S. corporate	24.3	1.2	(0.1)	25.4	—
Foreign corporate	8.1	0.5	(0.1)	8.5	—
Total fixed maturity securities	$46.7	$2.2	$(0.2)	$48.7	$0.1
(1)  Represents the amount of OTTI recognized in AOCI. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.
The Company's state, municipality and political subdivision holdings are highly diversified across the United States, with no individual state, municipality or political subdivision exposure (including both general obligation and revenue securities) exceeding 3% of the overall investment portfolio as of December 31, 2019 and 2018. As of December 31, 2019 and 2018, the securities include general obligation and revenue bonds issued by states, cities, counties, school districts and similar issuers, including $1.5 million of advance refunded or escrowed-to-maturity bonds (collectively referred to as "pre-refunded bonds"), which are bonds for which an irrevocable trust has been established to fund the remaining payments of principal and interest. As of December 31, 2019 and 2018, revenue bonds account for 84% and 83%, of the holdings, respectively. Excluding pre-refunded revenue bonds, the activities supporting the income streams of the Company's revenue bonds are across a broad range of sectors, primarily water and specifically pledged tax revenues.
The Company had European investment exposure in its corporate fixed maturity securities of $6.0 million with an unrealized gain of $0.3 million at December 31, 2019, and $6.5 million with a net unrealized gain of $0.1 million at December 31, 2018. Approximately 11% of the corporate fixed maturity European exposure was held in the financial industry as of December 31, 2018. The Company's largest European country exposure (the United Kingdom) represented approximately 11% and 15% of the fair value of the Company's corporate fixed maturity securities as of December 31, 2019 and 2018, respectively. The Company's international investments are managed as part of the overall portfolio with the same approach to risk management and focus on diversification.
The cost or amortized cost and fair value of fixed maturity securities at December 31, 2019 by contractual maturity are shown below. Actual maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	Cost or Amortized Cost	Fair Value
Due in one year or less	$2.7	$2.8
Due after one year through five years	24.8	25.6
Due after five years through ten years	9.8	11.0
Due after ten years	4.1	5.2
Total	41.4	44.6
Residential mortgage-backed	2.0	2.1
Total	$43.4	$46.7

The following table shows the major categories of net investment income for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
Fixed maturity securities	$1.9	$2.0	$2.0
Other	0.1	0.1	0.2
Total investment income	2.0	2.1	2.2
Investment expenses	(0.1)	(0.1)	(0.1)
Net investment income	$1.9	$2.0	$2.1

No material investments of the Company were non-income producing for the years ended December 31, 2019, 2018 and 2017.
The following table summarizes the proceeds from sales of available-for-sale fixed maturities (and equity securities from 2017 prior to the previously described fair value change in accounting) and gross realized gains and gross realized losses that have been recognized in the statement of operations as a result of those sales for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
Proceeds from sales	$11.6	$14.7	$13.7

Gross realized gains	$—	$0.1	$0.1
Gross realized losses	—	(0.3)	—
Net realized gains	$—	$(0.2)	$0.1
The following table sets forth the net realized gains (losses) recognized in the statement of operations for the periods indicated:

	Years Ended December 31,
	2019	2018	2017
Net realized gains (losses) related to sales and other:
Fixed maturity securities	$—	$(0.2)	$—
Equity securities	—	—	0.1
Total net realized gains (losses)	$—	$(0.2)	$0.1

Other-Than-Temporary Impairments
The Company follows the OTTI guidance, which requires entities to separate an OTTI of a debt security into two components when there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell, and it is more likely than not that it will not be required to sell before recovery of its cost basis. Under the OTTI guidance, the amount of the OTTI related to a credit loss is recognized in earnings, and the amount of the OTTI related to other, non-credit factors (e.g., interest rates, market conditions, etc.) is recorded as a component of other comprehensive income. In instances where no credit loss exists but the Company intends to sell the security or it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in market value below amortized cost is recognized as an OTTI in earnings. In periods after the recognition of an OTTI on debt securities, the Company accounts for such securities as if they had been purchased on the measurement date of the OTTI at an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in earnings. For debt securities for which OTTI was recognized in earnings, the difference between the new amortized cost basis and the cash flows expected to be collected will be accreted or amortized into net investment income.
The following table sets forth the amount of credit loss impairments recognized within the results of operations on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in AOCI, and the corresponding changes in such amounts:

	Years Ended December 31,
	2019	2018	2017
Balance, beginning of year	$—	$0.1	$0.3
Reductions for increases in cash flows expected to be collected that are recognized over the remaining life of the security	—	(0.1)	(0.2)
Balance, end of year	$—	$—	$0.1

The Company regularly monitors its investment portfolio to ensure investments that may be other-than-temporarily impaired are timely identified, properly valued and charged against earnings in the proper period. The determination that a security has incurred an other-than-temporary decline in value requires the judgment of management. Assessment factors include, but are not limited to, the length of time and the extent to which the market value has been less than cost, the financial condition and rating of the issuer, whether any collateral is held, the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery and the intent to sell or whether it is more likely than not that the Company will be required to sell for fixed maturity securities. Inherently, there are risks and uncertainties involved in making these judgments. Changes in circumstances and critical assumptions such as a continued weak economy, a more pronounced economic downturn or unforeseen events that affect one or more companies, industry sectors, or countries could result in additional impairments in future periods for other-than-temporary declines in value. The impairment of a fixed maturity security that the Company has the intent to sell or that it is more likely than not that the Company will be required to sell is deemed other-than-temporary and is written down to its market value at the balance sheet date with the amount of the impairment reported as a realized loss in that period. For all other-than-temporarily impaired fixed maturity securities that do not meet either of these two criteria, the Company is required to analyze its ability to recover the amortized cost of the security by calculating the net present value of projected future cash flows. For these other-than-temporarily impaired fixed maturity securities, the net amount recognized in earnings equals the difference between the amortized cost of the fixed maturity security and its net present value.
The Company considers different factors to determine the amount of projected future cash flows and discounting methods for corporate debt, residential mortgage-backed securities and asset-backed securities. For corporate debt securities, the split between the credit and non-credit losses is driven principally by assumptions regarding the amount and timing of projected future cash flows. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the security at the date of acquisition. For residential mortgage-backed securities and asset-backed securities, cash flow estimates, including prepayment assumptions, are based on data from widely accepted third party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates vary based on assumptions regarding the underlying collateral including default rates, recoveries and changes in value. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the fixed maturity security prior to impairment at the balance sheet date. The discounted cash flows become the new amortized cost basis of the fixed maturity security.
In periods subsequent to the recognition of an OTTI, the Company generally accretes the discount (or amortizes the reduced premium) into net investment income, up to the non-discounted amount of projected future cash flows, resulting from the reduction in cost basis, based upon the amount and timing of the expected future cash flows over the estimated period of cash flows.
As of December 31, 2019, the Company had no unrealized losses. The investment category and duration of the Company's gross unrealized losses on fixed maturity securities as of December 31, 2018 were as follows:

	December 31, 2018
	Less than 12 months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Fixed maturity securities:
U.S. corporate	$—	$—	$3.0	$(0.1)	$3.0	$(0.1)
Foreign corporate	—	—	1.6	(0.1)	1.6	(0.1)
Total fixed maturity securities	$—	$—	$4.6	$(0.2)	$4.6	$(0.2)
Total gross unrealized losses represent approximately 2% of the aggregate fair value of the related securities at December 31, 2018. All of the gross unrealized losses had been in a continuous loss position of less than twelve months as of December 31, 2018. The total gross unrealized losses are comprised of 30 individual securities as of December 31, 2018. In accordance with its policy described above, the Company concluded that for these securities, other-than-temporary impairments of the gross unrealized losses was not warranted as of December 31, 2018.
The Company had fixed maturity securities of $0.9 as of December 31, 2019 and 2018, respectively, on deposit with various governmental authorities as required by law.